Summary of Significant Accounting Policies (Details)		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 24, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) segment $ / shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 USD ($) segment $ / shares	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Number of reportable segments						2				2	2
Number of operating segments						2				2	2
Term of contract						12 months
Conversion price (in Dollars per share) | $ / shares		$ 2				$ 2		$ 2	$ 2	$ 2	$ 2
Initial fixed conversion price (in Dollars per share) | $ / shares		$ 2				$ 2		$ 2	$ 2	$ 2	$ 2
Cash equivalents		$ 0				$ 0		$ 0	$ 0	$ 0	$ 0	$ 0
Allowance for credit losses, due to acquisition	$ 1,696,553					0			1,696,553			0
Allowance for credit losses		2,834,974				2,834,974		2,393,033	2,393,033	2,393,033	2,393,033	32,457				$ 0
Provision for credit losses		274,214	$ 321,206			521,098	$ 342,634		514,282			32,457
Deferred revenue		1,150,093				1,150,093		417,815	417,815	417,815	417,815	902,524	$ 1,057,622	$ 889,643
Non-current portion of deferred revenue		0				0		69,999	69,999	$ 69,999	69,999	0
Fixed asset recognition threshold						$ 1,000			1,000
Number of reporting units						2				2
Goodwill impairment charges		0	56,675,210			$ 0	56,675,210		56,675,210			0
Amortization expense									1,105,000			0
Transaction expenses		0	455,834	$ 228,307	$ 254,645	0	$ 710,479		792,796			86,799
Accounts receivable, net		2,578,490				2,578,490		1,716,370	1,716,370	$ 1,716,370	1,716,370	603,480			$ 389,453
Goodwill	$ 61,591,904	4,916,694		$ 61,591,904	$ 61,591,904	4,916,694		4,916,694	4,916,694	4,916,694	4,916,694	0
Accumulated goodwill impairment								56,675,210	56,675,210	56,675,210	56,675,210
Intangible assets, net		9,337,504				$ 9,337,504		$ 10,995,000	10,995,000	$ 10,995,000	$ 10,995,000	0
Impairment of intangible assets other than goodwill									0			0
Impairment of long-lived									$ 0			$ 0
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers						2				2
Concentration risk percentage										50.00%
Customer Concentration Risk [Member] | Two Customers [Member] | Revenue from Contract with Customer Benchmark [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers										2		2
Concentration risk percentage										24.00%		24.00%
Customer Concentration Risk [Member] | Five Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of customers							3					5
Concentration risk percentage												85.00%
General and Administrative Expenses [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Amortization expense		$ 552,498	$ 552,500			$ 1,657,496	$ 552,500
Developed Technology Rights [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives, intangible assets		5 years				5 years		5 years	5 years	5 years	5 years
Customer Lists [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives, intangible assets		10 years				10 years		10 years	10 years	10 years	10 years
VSee Lab, Inc [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage		100.00%				100.00%		100.00%	100.00%	100.00%	100.00%
Encompass Healthcare Billing, LLC [Member] | IDoc Virtual Telehealth Solutions, Inc [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage		100.00%				100.00%		100.00%	100.00%	100.00%	100.00%
This American Doc, Inc [Member] | VSee Lab, Inc [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage	53.80%
March 2025 Convertible Note [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Conversion price (in Dollars per share) | $ / shares		$ 2				$ 2
Subscription Services [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Term of contract								12 months
Notice period for cancelation of contract						30 days		30 days
Subscription, Professional And Technical Engineering Services [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred revenue		$ 1,150,093				$ 1,150,093		$ 417,815	$ 417,815	$ 417,815	$ 417,815	$ 902,524			$ 956,561
Non-current portion of deferred revenue		$ 0				$ 0		69,999	69,999	69,999	69,999
Revenue Recognized									1,934,327			$ 1,398,835
Subscription, Professional And Technical Engineering Services [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue expects to recognize								$ 338,441	$ 338,441	$ 338,441	$ 338,441
Revenue excepted timing of satisfaction period								1 year	1 year	1 year	1 year
Subscription, Professional And Technical Engineering Services [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue expects to recognize								$ 79,374	$ 79,374	$ 79,374	$ 79,374
Revenue excepted timing of satisfaction period								2 years	2 years	2 years	2 years
Telehealth and Institutional Services [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Number of top customers										2
Office and Medical Equipment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Useful life								3 years	3 years	3 years	3 years
One Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable and Accrued Liabilities [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk percentage										22.00%
Number of suppliers						1	1			1
Minimum [Member] | Service Contracts With Hospitals Or Hospital Systems, Physician Practice Groups, And Other Users [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Term of contract						2 years		2 years
Minimum [Member] | Office and Medical Equipment, Furniture [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Useful life								3 years	3 years	3 years	3 years
Maximum [Member] | Service Contracts With Hospitals Or Hospital Systems, Physician Practice Groups, And Other Users [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Term of contract						3 years		3 years
Maximum [Member] | Office and Medical Equipment, Furniture [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Useful life								10 years	10 years	10 years	10 years